Retirement benefit obligations (Tables)	6 Months Ended
Jun. 30, 2026
Disclosure of defined benefit plans [abstract]
Schedule of Group's post-retirement defined benefit scheme obligations	The Group’s post-retirement defined benefit scheme obligations are comprised as follows:

	At 30 Jun 2026 £m	At 31 Dec 2025 £m

Defined benefit pension schemes:
Present value of funded obligations	(25,483)	(26,571)
Fair value of scheme assets	28,262	29,183
Net pension scheme asset	2,779	2,612
Other post-retirement schemes	(35)	(37)
Total amounts recognised in the balance sheet	2,744	2,575

Recognised on the balance sheet as:
Retirement benefit assets	2,860	2,695
Retirement benefit obligations	(116)	(120)
Total amounts recognised in the balance sheet	2,744	2,575

Schedule of movement in the Group's net post-retirement defined benefit scheme asset during the period	Movements in the Group’s net post-retirement defined benefit scheme asset during the period were as follows:

£m

Asset at 1 January 2026	2,575
Income statement credit	15
Employer contributions	63
Remeasurement	91
Asset at 30 June 2026	2,744

Schedule of principal assumptions used in the valuations of the defined benefit pension schemes	The principal assumptions used in the valuations of the defined benefit pension schemes were as follows:

	At 30 Jun 2026%	At 31 Dec 2025%

Discount rate	6.03	5.57
Rate of inflation:
Retail Price Index (RPI)	2.77	2.65
Consumer Price Index (CPI)	2.33	2.13
Rate of salary increases	0.00	0.00
Weighted-average rate of increase for pensions in payment	2.61	2.52